Charter arrangements, Future charter payments (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Charter arrangements [Abstract]
2020	$ 47,413
2021	35,818
2022	8,325
2023	0
Thereafter	0
Net charter payments	$ 91,556